Portfolio of Investments
Columbia Small Cap Value Fund I, July 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 1.6%
Diversified Telecommunication Services 0.3%
Liberty Latin America Ltd., Class C(a)	128,754	1,317,153
Entertainment 0.2%
Lions Gate Entertainment Corp., Class B(a)	153,914	1,094,329
Interactive Media & Services 0.2%
Trivago NV, ADR(a)	653,519	1,189,405
Media 0.5%
Criteo SA, ADR(a)	165,970	2,272,129
Wireless Telecommunication Services 0.4%
Shenandoah Telecommunications Co.	45,140	2,269,188
Total Communication Services		8,142,204
Consumer Discretionary 12.8%
Auto Components 2.5%
Cooper Tire & Rubber Co.	161,736	5,023,520
Gentherm, Inc.(a)	66,976	2,596,660
Modine Manufacturing Co.(a)	271,887	1,479,065
Visteon Corp.(a)	53,590	3,891,170
Total		12,990,415
Distributors 0.4%
Educational Development Corp.	181,926	2,426,893
Diversified Consumer Services 0.9%
American Public Education, Inc.(a)	60,663	1,765,900
Carriage Services, Inc.	145,700	3,221,427
Total		4,987,327
Household Durables 3.9%
Cavco Industries, Inc.(a)	15,957	3,196,666
Ethan Allen Interiors, Inc.	180,182	2,133,355
Hamilton Beach Brands Holding Co.	118,282	1,797,886
Hooker Furniture Corp.	84,800	1,814,720
Legacy Housing Corp.(a)	129,244	1,775,813
Lifetime Brands, Inc.	148,967	1,050,217
Skyline Champion Corp.(a)	134,850	3,806,815
TRI Pointe Group, Inc.(a)	286,169	4,784,746
Total		20,360,218
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 0.7%
Malibu Boats, Inc., Class A(a)	59,832	3,516,925
Multiline Retail 0.8%
Big Lots, Inc.	105,312	4,142,974
Specialty Retail 1.8%
Aaron’s, Inc.	66,756	3,483,328
Children’s Place, Inc. (The)	48,131	1,174,878
Citi Trends, Inc.	102,529	1,765,549
Urban Outfitters, Inc.(a)	175,660	2,905,416
Total		9,329,171
Textiles, Apparel & Luxury Goods 1.8%
Canada Goose Holdings, Inc.(a)	93,480	2,082,735
Capri Holdings Ltd.(a)	104,897	1,571,357
Culp, Inc.	169,230	1,878,453
Movado Group, Inc.	227,124	2,189,475
Skechers U.S.A., Inc., Class A(a)	60,810	1,780,517
Total		9,502,537
Total Consumer Discretionary		67,256,460
Consumer Staples 2.5%
Beverages 0.7%
MGP Ingredients, Inc.	101,098	3,666,824
Food & Staples Retailing 0.5%
Andersons, Inc. (The)	181,195	2,576,593
Food Products 0.9%
Fresh Del Monte Produce, Inc.	214,161	4,835,755
Personal Products 0.4%
Inter Parfums, Inc.	43,302	1,770,619
Total Consumer Staples		12,849,791
Energy 4.1%
Energy Equipment & Services 2.4%
ChampionX Corp.(a)	286,550	2,725,090
Core Laboratories NV	97,050	2,070,076
Dawson Geophysical Co.(a)	690,002	1,242,004
Frank’s International NV(a)	720,348	1,642,393
Natural Gas Services Group, Inc.(a)	287,750	1,835,845
Columbia Small Cap Value Fund I | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pason Systems, Inc.	197,333	941,400
Profire Energy, Inc.(a)	899,867	737,891
ProPetro Holding Corp.(a)	275,080	1,477,180
Total		12,671,879
Oil, Gas & Consumable Fuels 1.7%
Delek U.S. Holdings, Inc.	185,323	3,239,446
Range Resources Corp.	452,950	2,926,057
Talos Energy, Inc.(a)	208,660	1,420,975
W&T Offshore, Inc.(a)	623,280	1,408,613
Total		8,995,091
Total Energy		21,666,970
Financials 33.4%
Banks 18.9%
Altabancorp	88,162	1,653,038
Ameris Bancorp	144,514	3,334,661
Atlantic Union Bankshares Corp.	116,974	2,640,103
BancFirst Corp.	91,164	3,971,104
BankUnited, Inc.	244,056	4,915,288
Banner Corp.	96,151	3,406,630
Boston Private Financial Holdings, Inc.	454,602	2,675,333
Brookline Bancorp, Inc.	298,063	2,859,914
Capital Bancorp, Inc.(a)	121,260	1,287,781
Capital City Bank Group, Inc.	127,449	2,399,865
Central Pacific Financial Corp.	113,550	1,766,838
Columbia Banking System, Inc.	152,183	4,402,654
Community Trust Bancorp, Inc.	82,637	2,529,519
First BanCorp	740,846	4,030,202
First BanCorp	99,980	2,065,587
First Community Corp.	162,839	2,182,043
First Financial Corp.	107,420	3,591,051
First Hawaiian, Inc.	141,090	2,452,144
First of Long Island Corp. (The)	176,990	2,638,921
Heritage Financial Corp.	157,173	2,972,927
Hilltop Holdings, Inc.	260,820	5,078,165
Investors Bancorp, Inc.	382,787	3,108,230
National Bank Holdings Corp., Class A	102,570	2,849,395
Northrim BanCorp, Inc.	141,458	3,256,363
OFG Bancorp	247,538	3,237,797
Popular, Inc.	211,167	7,836,407
Common Stocks (continued)
Issuer	Shares	Value ($)
Sierra Bancorp	77,642	1,364,946
Silvergate Capital Corp., Class A(a)	164,323	2,246,295
Southern First Bancshares, Inc.(a)	90,778	2,214,983
Spirit of Texas Bancshares, Inc.(a)	17,272	201,219
Towne Bank	203,189	3,584,254
UMB Financial Corp.	124,216	6,185,957
Total		98,939,614
Capital Markets 0.9%
StoneX Group, Inc.(a)	93,815	4,923,411
Consumer Finance 1.3%
Ezcorp, Inc., Class A(a)	703,049	4,021,440
FirstCash, Inc.	45,158	2,602,907
Total		6,624,347
Insurance 6.3%
American Equity Investment Life Holding Co.	193,586	4,926,764
American National Group, Inc.	43,811	3,226,680
Crawford & Co., Class A	230,314	1,688,202
Employers Holdings, Inc.	86,264	2,805,305
FBL Financial Group, Inc., Class A	84,028	2,922,494
Global Indemnity Ltd	254,095	5,806,071
Heritage Insurance Holdings, Inc.	216,661	2,571,766
Horace Mann Educators Corp.	67,881	2,550,968
National Western Life Group, Inc., Class A	13,104	2,552,528
ProAssurance Corp.	160,740	2,362,878
Protective Insurance Corp., Class B	142,028	1,817,958
Total		33,231,614
Mortgage Real Estate Investment Trusts (REITS) 0.9%
Blackstone Mortgage Trust, Inc.	115,200	2,772,864
Starwood Property Trust, Inc.	131,155	1,960,767
Total		4,733,631
Thrifts & Mortgage Finance 5.1%
HomeStreet, Inc.	130,901	3,461,023
MGIC Investment Corp.	593,605	4,909,113
NMI Holdings, Inc., Class A(a)	210,267	3,263,344
Provident Financial Holdings, Inc.	150,827	1,840,089
Radian Group, Inc.	312,050	4,655,786
Washington Federal, Inc.	179,803	4,196,602

2	Columbia Small Cap Value Fund I | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Western New England Bancorp, Inc.	498,021	2,510,026
WSFS Financial Corp.	74,722	2,131,819
Total		26,967,802
Total Financials		175,420,419
Health Care 3.4%
Biotechnology 0.7%
Atara Biotherapeutics, Inc.(a)	99,580	1,233,796
Coherus Biosciences, Inc.(a)	123,907	2,179,524
Total		3,413,320
Health Care Equipment & Supplies 0.8%
Inogen, Inc.(a)	62,860	1,929,802
Quotient Ltd.(a)	311,593	2,442,889
Total		4,372,691
Life Sciences Tools & Services 0.2%
Pacific Biosciences of California, Inc.(a)	255,350	952,456
Pharmaceuticals 1.7%
Aerie Pharmaceuticals, Inc.(a)	200,210	2,314,428
ANI Pharmaceuticals, Inc.(a)	30,947	916,341
Supernus Pharmaceuticals, Inc.(a)	116,230	2,587,861
TherapeuticsMD, Inc.(a)	1,699,570	3,144,204
Total		8,962,834
Total Health Care		17,701,301
Industrials 16.5%
Aerospace & Defense 1.5%
Curtiss-Wright Corp.	41,210	3,672,635
Moog, Inc., Class A	75,360	4,048,339
Total		7,720,974
Airlines 0.4%
Skywest, Inc.	88,690	2,333,434
Building Products 2.3%
Apogee Enterprises, Inc.	73,503	1,586,930
Caesarstone Ltd.	159,522	1,829,717
Resideo Technologies, Inc.(a)	240,340	3,191,715
UFP Industries, Inc.	96,535	5,620,268
Total		12,228,630
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 1.0%
HNI Corp.	108,670	3,227,499
KAR Auction Services, Inc.	132,459	2,004,105
Total		5,231,604
Construction & Engineering 0.7%
Dycom Industries, Inc.(a)	81,750	3,501,352
Electrical Equipment 1.8%
Acuity Brands, Inc.	31,710	3,142,461
AZZ, Inc.	79,940	2,524,505
Encore Wire Corp.	81,894	4,110,260
Total		9,777,226
Machinery 3.8%
Commercial Vehicle Group, Inc.(a)	590,290	1,381,279
Gorman-Rupp Co.	101,875	3,082,738
Greenbrier Companies, Inc. (The)	107,180	2,757,741
LB Foster Co., Class A(a)	120,591	1,695,509
Lydall, Inc.(a)	157,915	2,558,223
Manitex International, Inc.(a)	315,522	1,423,004
Mueller Industries, Inc.	145,802	4,076,624
Standex International Corp.	56,394	3,019,899
Total		19,995,017
Marine 0.6%
Atlas Corp.	419,861	2,985,212
Professional Services 0.7%
Korn/Ferry International	127,797	3,591,096
Road & Rail 2.5%
Heartland Express, Inc.	113,820	2,308,839
Marten Transport Ltd.	140,900	3,750,758
Schneider National, Inc., Class B	169,118	4,249,935
Werner Enterprises, Inc.	64,989	2,858,541
Total		13,168,073
Trading Companies & Distributors 1.2%
BMC Stock Holdings, Inc.(a)	101,900	2,608,640
Textainer Group Holdings Ltd.(a)	440,397	3,716,951
Total		6,325,591
Total Industrials		86,858,209

Columbia Small Cap Value Fund I | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 8.0%
Communications Equipment 2.8%
Casa Systems, Inc.(a)	401,826	2,254,244
Digi International, Inc.(a)	194,701	2,359,776
KVH Industries, Inc.(a)	261,647	2,124,574
NETGEAR, Inc.(a)	123,980	3,812,385
Netscout Systems, Inc.(a)	168,934	4,301,059
Total		14,852,038
Electronic Equipment, Instruments & Components 1.6%
Airgain, Inc.(a)	131,570	1,684,096
Vishay Intertechnology, Inc.	365,260	5,730,929
Vishay Precision Group, Inc.(a)	49,761	1,266,418
Total		8,681,443
IT Services 0.5%
International Money Express, Inc.(a)	187,568	2,528,417
Semiconductors & Semiconductor Equipment 0.9%
Cohu, Inc.	242,562	4,567,442
Software 1.8%
Asure Software, Inc.(a)	277,360	1,788,972
CDK Global, Inc.	99,466	4,521,724
MicroStrategy, Inc., Class A(a)	25,240	3,127,741
Total		9,438,437
Technology Hardware, Storage & Peripherals 0.4%
Stratasys Ltd.(a)	137,020	2,052,560
Total Information Technology		42,120,337
Materials 9.9%
Chemicals 1.5%
FutureFuel Corp.	190,292	2,508,048
Livent Corp.(a)	427,606	2,681,090
Tronox Holdings PLC, Class A	326,294	2,486,360
Total		7,675,498
Construction Materials 0.7%
Eagle Materials, Inc.	44,240	3,549,375
Containers & Packaging 0.6%
Greif, Inc., Class A	91,309	3,176,640
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 5.7%
Ampco-Pittsburgh Corp.(a)	434,977	1,274,483
Capstone Mining Corp.(a)	5,749,687	4,550,127
Centerra Gold, Inc.	334,740	4,198,464
Commercial Metals Co.	282,880	5,849,958
Ferroglobe PLC(a)	1,325,608	642,920
Gold Resource Corp.	473,950	2,080,641
Olympic Steel, Inc.	232,546	2,460,337
Pretium Resources, Inc.(a)	476,306	4,516,097
Schnitzer Steel Industries, Inc., Class A	164,248	3,022,163
Universal Stainless & Alloy Products, Inc.(a)	173,223	1,245,473
Total		29,840,663
Paper & Forest Products 1.4%
Clearwater Paper Corp.(a)	80,110	2,957,661
Louisiana-Pacific Corp.	147,338	4,666,195
Total		7,623,856
Total Materials		51,866,032
Real Estate 5.7%
Equity Real Estate Investment Trusts (REITS) 5.7%
American Assets Trust, Inc.	140,690	3,798,630
Braemar Hotels & Resorts, Inc.	485,320	1,184,181
Farmland Partners, Inc.	484,626	3,348,766
Highwoods Properties, Inc.	79,990	3,066,816
Macerich Co. (The)	195,720	1,493,344
Pebblebrook Hotel Trust	304,711	3,229,936
PotlatchDeltic Corp.	144,383	6,181,036
RLJ Lodging Trust	512,883	4,108,193
Sunstone Hotel Investors, Inc.	494,212	3,696,706
Total		30,107,608
Total Real Estate		30,107,608
Utilities 0.6%
Gas Utilities 0.6%
National Fuel Gas Co.	74,730	3,031,796
Total Utilities		3,031,796
Total Common Stocks (Cost $452,064,669)		517,021,127

4	Columbia Small Cap Value Fund I | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, July 31, 2020 (Unaudited)
Exchange-Traded Equity Funds 0.8%
	Shares	Value ($)
U.S. Small Cap 0.8%
iShares Russell 2000 Value ETF	42,650	4,243,675
Total Exchange-Traded Equity Funds (Cost $4,151,027)		4,243,675

Money Market Funds 0.8%

Columbia Short-Term Cash Fund, 0.177%(b),(c)	4,326,172	4,326,172
Total Money Market Funds (Cost $4,326,171)		4,326,172
Total Investments in Securities (Cost: $460,541,867)		525,590,974
Other Assets & Liabilities, Net		(597,557)
Net Assets		524,993,417
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.177%
	3,353,471	33,728,310	(32,754,952)	(657)	4,326,172	484	1,666	4,326,172
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Small Cap Value Fund I | Quarterly Report 2020	5